Maturities of Long-term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012		Jan. 29, 2012		Jan. 30, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012			$ 82
2013			10
2014			3,550
2015			1,820
Total	$ 5,775	[1]	$ 5,462	[1],[2]	$ 5,249	[2]

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.